BUSINESS ACQUISITION (Tables)	9 Months Ended
Mar. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of consolidated pro forma results

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
	(Actual)	(Actual)	(Actual)	(Pro Forma)
Revenues	$5,048,065	$4,651,352	$16,020,327	$12,329,074
Net loss	(398,432)	(113,899)	(48,488)	(1,140,418)
Net loss per share:
Basic and fully diluted	$(0.07)	$(0.02)	$(0.01)	$(0.20)